Current and long-term debt - Unsecured senior notes due 2020 (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jun. 09, 2014	May 31, 2020	Jun. 09, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	May 12, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							4.03%
Debt outstanding				$ 2,415,326,000	$ 2,552,473,000
Repurchase / repayment of Convertible Notes				$ (46,737,000)	(145,000,000)	$ 0
Unsecured Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued								$ 50,000,000.0
Borrowings interest rate								6.75%
Drawdowns	$ 3,750,000		$ 51,800,000
Debt outstanding					$ 53,800,000
Scheduled repayment of borrowings		$ 53,800,000